CALIFORNIA UTILITIES' REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2015
Regulatory Matters (Tables) [Abstract]
Schedule of Cost of Capital Authorized
COST OF CAPITAL AND AUTHORIZED RATE STRUCTURE

SDG&E				SoCalGas
Authorized weighting	Authorized rate of recovery	Weighted authorized ROR		Authorized weighting	Authorized rate of recovery	Weighted authorized ROR
45.25%	5.00%	2.26%	Long-Term Debt	45.60%	5.77%	2.63%
2.75%	6.22%	0.17%	Preferred Stock	2.40%	6.00%	0.14%
52.00%	10.30%	5.36%	Common Equity	52.00%	10.10%	5.25%
100.00%		7.79%		100.00%		8.02%

Schedule of Sunrise Powerlink Total Project Cost

SUNRISE POWERLINK ELECTRIC TRANSMISSION LINE – PROPOSED REVISIONS TO TOTAL PROJECT COST CAP
(Dollars in millions)
				Total
	Construction costs	Undergrounding on	Mitigation	(2012 dollars, net
	and AFUDC	Alpine Blvd.	and monitoring costs	present value basis)
Final status report	$1,490.9	$11.7	$384.8	$1,887.4
2008 CPUC approval decision	1,594.2	91.0	197.8	1,883.0
Difference	$(103.3)	$(79.3)	$187.0	$4.4

Schedule Of Approved Increases To 2012 GRC Annual Revenue Requirement

APPROVED INCREASES TO THE 2012 GRC ANNUAL REVENUE REQUIREMENTS
(Dollars in millions)

		Pretax	After-tax
	2012(1)	$6.4	$3.8
	2013(1)	6.3	3.7
	2014(1)	6.4	3.8
	2015(2)	6.6	3.9
		$25.7	$15.2
(1)	The approved increase to after-tax earnings was recorded in the second quarter of 2015.
(2)	The approved increase to after-tax earnings for the first and second quarters of 2015 of $1.4 million and $0.8 million, respectively, was recorded in the second quarter of 2015. The approved increase to after-tax earnings for the third and fourth quarters of 2015 of $0.6 million and $1.1 million, respectively, was recorded in the respective quarters.

Schedule Of California Utilities Major Projects
MAJOR PROJECTS – JOINT UTILITIES
(Dollars in millions)
Project description		Estimated cost				Status
Southern Gas System Reliability Project
▪	2013 application seeking authority to recover the full cost of the project.	$800	to	$850	▪	In March 2015, CPUC issued a revised project scope and updated schedule.
▪	Will enhance reliability on the southern portions of the California Utilities’ integrated natural gas transmission system (Southern System).				▪	If approved, and subject to environmental permitting, the project could commence construction in 2017 and be in service by the end of 2019.
▪	Also known as the North-South Gas Project.
Pipeline Safety & Reliability Project
▪	September 2015 application seeking authority to recover the full cost of the project, involving construction of an approximately 47-mile, 36-inch natural gas transmission pipeline in San Diego County.			$600	▪	January 2016 ruling directing SDG&E and SoCalGas to file an amended application by March 21, 2016 and provide additional information and analysis regarding various project alternatives.
▪	Will implement pipeline safety requirements and modernize the system; improve system reliability and resiliency by minimizing dependence on a single pipeline; and enhance operational flexibility to manage stress conditions by increasing system capacity.				▪	After CPUC approval, and subject to timing of other approvals, will take approximately 24 to 36 months to construct.

MAJOR PROJECTS – SDG&E
(Dollars in millions)
Project description		Estimated cost				Status
Cleveland National Forest (CNF) Transmission Projects
▪	2012 application for permit to construct various transmission line replacement projects in and around CNF.	$400	to	$450	▪	Alternatives identified in July 2015 joint CPUC/USFS environmental impact report (EIR/EIS), if approved by CPUC and USFS, would result in an increase to the estimated cost of the projects.
▪	To replace and fire-harden five existing transmission lines.				▪	Separate USFS and CPUC decisions on the transmission projects expected in the first half of 2016.
					▪	Various phases expected to be placed in service starting in 2016 and continuing through 2019.
Sycamore-Peñasquitos Transmission Project
▪	230-kV transmission project to provide 16.7-mile transmission connection between Sycamore Canyon and Peñasquitos substations.	$120	to	$150	▪	In March 2014, California ISO selected SDG&E in a competitively bid process to construct the project, which we originally estimated to cost $120 million to $150 million.
▪	California ISO and state task force identified as necessary to ensure grid reliability given the closure of SONGS.				▪	September 2015 draft EIR/EIS recommends an alternative that undergrounds more of the project than originally proposed. The CPUC may consider this alternative which has an estimated cost of $250 million to $300 million.
					▪	CPUC decision expected in the first half of 2016, with the line expected to be in service in mid-2017.
South Orange County Reliability Enhancement
▪	2012 application for Certificate of Public Convenience and Necessity (CPCN) to enhance the capacity and reliability of electric service to the south Orange County area.	$350	to	$400	▪	Final CPUC decision expected in the first half of 2016.
▪	Replacing and upgrading approximately eight miles of transmission lines and rebuilding and upgrading a substation at an existing site.				▪	Planned in phases; entire project expected to be in service in 2020.
South Bay Substation and Relocation Project
▪	2010 application with the CPUC for permit to construct new Bay Boulevard substation to replace the aging and obsolete South Bay substation.	$145	to	$175	▪	July 2014 petition filed with the CPUC requesting modifications to the prior CPUC decision to authorize additional construction activities required by the coastal development permit.
▪	Demolish existing substation when the Bay Boulevard substation has been constructed, energized and all transmission lines have been transferred.				▪	CPUC approved the petition for modification in January 2015. Project expected to be in service in 2017.
Electric Vehicle Charging Program
▪	April 2014 proposal for program to build and own a total of 5,500 electric vehicle charging units at estimated cost of $103 million, of which $59 million is capital investment.			$45	▪	January 2016 CPUC final decision denies proposal but authorizes a 3-year, $45 million program providing up to 3,500 charging units.
▪	Hourly Vehicle-to-Grid Integration rate to incent vehicle charging during times of the day that benefit the power grid.
Distribution Resource Plan
▪	July 2015 application filed with the CPUC submitting Distribution Resource Plan. Distributed energy resources (DER) are typically smaller power sources connected to the distribution grid and located near load centers.			TBD	▪	SDG&E expects the CPUC to address the Distribution Resource Plan in a phased manner with more than one decision issued in the 2016 to 2017 time period.